Taxation (Effect of Tax Holidays) (Details) (CNY) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
TAXATION [Abstract]
Aggregate effect	229,304	199,217	220,521
Basic ordinary share effect	0.43	0.36	0.39
Diluted ordinary share effect	0.43	0.36	0.39